Description of Business (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Description of Business [Abstract]
Navios Maritime Partners L.P date formed, Date	Aug. 07, 2007
Years of operating history in the drybulk industry	55
Percentage of general partner's ownership interest	2.00%
Navios Partners' Initial Public Offering, Date	Nov. 16, 2007
Conversion of Subordinated Units to Common Units, Date	Jan. 01, 2012
Conversion of Subordinated Units to Common Units, Units	7,621,843
Conversion of Subordinated Series A Units to Common Units, Date	Jun. 29, 2012
Conversion of Subordinated Series A Units to Common Units, Units	1,000,000
Common Units Outstanding	60,109,163	46,887,320
Subordinated Units Outstanding	0	7,621,843
General Partner Units Outstanding	1,226,721	1,132,843
Percentage of ownership interest in Navios Partners, includes 2% Gp Interest	25.20%